Shareholders' equity - Ordinary shares purchased on market (Details) - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Share-based payments
Number of treasury shares sold	(308,263)
Net number of ordinary shares purchased/(sold) on market	3,682,984
Treasury shares sold - average price	$ 26.19
Employee Share Plan (ESP)
Share-based payments
Number of ordinary shares purchased on market	1,061,442
Average share price, ordinary shares	$ 25.27
RSP
Share-based payments
Number of ordinary shares purchased on market	2,707,931
Average share price, ordinary shares	$ 25.55
Westpac Performance Plan (WPP) | Share rights
Share-based payments
Number of ordinary shares purchased on market	184,043
Average share price, ordinary shares	$ 26.73
Westpac Long Term Variable Reward Plan (LTVR) | Share options
Share-based payments
Number of ordinary shares purchased on market	37,831
Average share price, ordinary shares	$ 27.68
Average exercise price, options	$ 23.40	$ 24.23
Parent Entity
Share-based payments
Number of treasury shares sold	(308,263)
Net number of ordinary shares purchased/(sold) on market	3,682,984
Treasury shares sold - average price	$ 26.19
Parent Entity | Employee Share Plan (ESP)
Share-based payments
Number of ordinary shares purchased on market	1,061,442
Average share price, ordinary shares	$ 25.27
Parent Entity | RSP
Share-based payments
Number of ordinary shares purchased on market	2,707,931
Average share price, ordinary shares	$ 25.55
Parent Entity | Westpac Performance Plan (WPP) | Share rights
Share-based payments
Number of ordinary shares purchased on market	184,043
Average share price, ordinary shares	$ 26.73
Parent Entity | Westpac Long Term Variable Reward Plan (LTVR) | Share options
Share-based payments
Number of ordinary shares purchased on market	37,831
Average share price, ordinary shares	$ 27.68